Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non- PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income/ (Loss)	Adjusted EBITDA Attributable to PAA
					Company TSR(3)	Peer Group TSR(3)
2025	$12,295,167	$18,629,144	$6,772,185	$8,674,529	$320.92	$291.01	$1.77 billion	$2.83 billion
2024	$8,511,945	$11,885,529	$3,170,269	$4,688,394	$280.34	$277.21	$1.11 billion	$2.78 billion
2023	$7,453,919	$16,427,772	$2,949,247	$6,454,569	$230.75	$191.80	$1.50 billion	$2.71 billion
2022	$8,296,140	$14,459,710	$4,387,570	$8,142,198	$165.74	$168.22	$1.23 billion	$2.51 billion
2021	$4,392,210	$4,792,883	$2,147,374	$2,385,698	$122.18	$138.42	$648 million	$2.20 billion
(1)
For each of the years presented, our PEO is Willie Chiang. For 2025, our Non-PEO NEOs are Al Swanson, Richard McGee, Chris Chandler and Jeremy Goebel. For 2021 through 2024, our Non-PEO NEOs are Harry Pefanis, Al Swanson, Richard McGee, Chris Chandler and Jeremy Goebel.

(2)
The dollar amounts shown in these columns reflect CAP as calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) values for unvested equity compensation that may or may not be realized in future periods, and as such, the dollar amounts shown do not necessarily represent the actual amount of compensation earned or paid during the applicable years.

(3)
TSR figures assume an initial investment of $100 in PAA on December 31, 2020. The peer group referenced for purposes of the TSR comparison is the group of companies included in the Alerian Midstream Energy Index, which is the same index used for purposes of Item 201(e) of Regulation S-K.

The adjustments made to the Summary Compensation Table (“SCT”) amounts to determine CAP are shown in the tables below:
PEO — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2025	$12,295,167	—	$8,435,827	+	$14,769,804	=	$18,629,144

(a)
As shown in the table, the CAP total represents the SCT total for the covered fiscal year, but adjusted as required by SEC rules to replace the grant date fair value of awards granted during the covered fiscal year with the fair value of current and prior year equity awards that were outstanding at the end of the covered fiscal year or that vested or were forfeited during the covered fiscal year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.
The calculation of the fair value of equity for the PEO for the covered fiscal year is shown in the following table:
PEO — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2025	$5,910,501	+	$6,069,078	+	$450,042	+	$2,340,183	=	$14,769,804

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Previously issued equity awards that expired during the covered fiscal year had no fair value at the end of the prior fiscal year.

Non-PEO NEOs (Average) — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2025	$6,772,185	—	$4,968,470	+	$6,870,814	=	$8,674,529

(a)
The CAP total figures were calculated using the same methodology described in footnote (a) to the “PEO — Reconciliation of SCT Total to CAP Total” table shown above.

The calculation of the fair value of equity for the Non-PEO NEOs for the covered fiscal year is shown in the following table:
Non-PEO NEOs (Average) — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2025	$4,406,765	+	$1,324,483	+	$162,252	+	$977,314	=	$6,870,814

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Previously issued equity awards that expired during the covered fiscal year had no fair value at the end of the prior fiscal year.

Company Selected Measure Name	Adjusted EBITDA Attributable to PAA
Named Executive Officers, Footnote
(1)
For each of the years presented, our PEO is Willie Chiang. For 2025, our Non-PEO NEOs are Al Swanson, Richard McGee, Chris Chandler and Jeremy Goebel. For 2021 through 2024, our Non-PEO NEOs are Harry Pefanis, Al Swanson, Richard McGee, Chris Chandler and Jeremy Goebel.

Peer Group Issuers, Footnote
(3)
TSR figures assume an initial investment of $100 in PAA on December 31, 2020. The peer group referenced for purposes of the TSR comparison is the group of companies included in the Alerian Midstream Energy Index, which is the same index used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 12,295,167	$ 8,511,945	$ 7,453,919	$ 8,296,140	$ 4,392,210
PEO Actually Paid Compensation Amount	$ 18,629,144	11,885,529	16,427,772	14,459,710	4,792,883
Adjustment To PEO Compensation, Footnote
PEO — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2025	$12,295,167	—	$8,435,827	+	$14,769,804	=	$18,629,144

(a)
As shown in the table, the CAP total represents the SCT total for the covered fiscal year, but adjusted as required by SEC rules to replace the grant date fair value of awards granted during the covered fiscal year with the fair value of current and prior year equity awards that were outstanding at the end of the covered fiscal year or that vested or were forfeited during the covered fiscal year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.
The calculation of the fair value of equity for the PEO for the covered fiscal year is shown in the following table:
PEO — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2025	$5,910,501	+	$6,069,078	+	$450,042	+	$2,340,183	=	$14,769,804

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Previously issued equity awards that expired during the covered fiscal year had no fair value at the end of the prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 6,772,185	3,170,269	2,949,247	4,387,570	2,147,374
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,674,529	4,688,394	6,454,569	8,142,198	2,385,698
Adjustment to Non-PEO NEO Compensation Footnote
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2025	$12,295,167	—	$8,435,827	+	$14,769,804	=	$18,629,144

(a)
As shown in the table, the CAP total represents the SCT total for the covered fiscal year, but adjusted as required by SEC rules to replace the grant date fair value of awards granted during the covered fiscal year with the fair value of current and prior year equity awards that were outstanding at the end of the covered fiscal year or that vested or were forfeited during the covered fiscal year. Our NEOs do not participate in a defined benefit plan; therefore, no adjustment for pension benefits is included.
The calculation of the fair value of equity for the PEO for the covered fiscal year is shown in the following table:
PEO — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2025	$5,910,501	+	$6,069,078	+	$450,042	+	$2,340,183	=	$14,769,804

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Previously issued equity awards that expired during the covered fiscal year had no fair value at the end of the prior fiscal year.

Non-PEO NEOs (Average) — Reconciliation of SCT Total to CAP Total(a)
Year	SCT Total		Grant Date Fair Value of Awards Granted During the Year		Fair Value of Equity Calculated Using SEC Methodology		CAP Total
2025	$6,772,185	—	$4,968,470	+	$6,870,814	=	$8,674,529

(a)
The CAP total figures were calculated using the same methodology described in footnote (a) to the “PEO — Reconciliation of SCT Total to CAP Total” table shown above.

The calculation of the fair value of equity for the Non-PEO NEOs for the covered fiscal year is shown in the following table:
Non-PEO NEOs (Average) — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2025	$4,406,765	+	$1,324,483	+	$162,252	+	$977,314	=	$6,870,814

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Previously issued equity awards that expired during the covered fiscal year had no fair value at the end of the prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2025 to Company Performance
The following were the most important financial and non-financial performance measures, as determined by the Company, that link 2025 CAP to the Company’s performance for the most recently completed fiscal year (unranked):
Most Important Performance Measures
Adjusted EBITDA Attributable to PAA
DCF per CUE
TSR
TRIR
OPRR

Total Shareholder Return Amount	$ 320.92	280.34	230.75	165.74	122.18
Peer Group Total Shareholder Return Amount	291.01	277.21	191.8	168.22	138.42
Net Income (Loss)	$ 1,770,000,000	$ 1,110,000,000	$ 1,500,000,000	$ 1,230,000,000	$ 648,000,000
Company Selected Measure Amount	2,830,000,000	2,780,000,000	2,710,000,000	2,510,000,000	2,200,000,000
PEO Name	Willie Chiang
Equity Awards Adjustments, Footnote
PEO — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2025	$5,910,501	+	$6,069,078	+	$450,042	+	$2,340,183	=	$14,769,804

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Previously issued equity awards that expired during the covered fiscal year had no fair value at the end of the prior fiscal year.
Non-PEO NEOs (Average) — CAP Fair Value of Equity Calculation(a)
Year	YE Fair Value of Current Year Awards Outstanding at YE		Change in Fair Value as of YE for Prior Year Awards Outstanding at YE		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year		Fair Value of DERs Paid During the Year		Fair Value of Equity for CAP Purposes
2025	$4,406,765	+	$1,324,483	+	$162,252	+	$977,314	=	$6,870,814

(a)
We did not issue any equity awards during the covered fiscal year that vested in the year of grant. Previously issued equity awards that expired during the covered fiscal year had no fair value at the end of the prior fiscal year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Attributable to PAA
Measure:: 2
Pay vs Performance Disclosure
Name	DCF per CUE
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Measure:: 4
Pay vs Performance Disclosure
Name	TRIR
Measure:: 5
Pay vs Performance Disclosure
Name	OPRR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,435,827)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,769,804
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,910,501
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,069,078
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	450,042
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,340,183
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,968,470)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,870,814
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,406,765
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,324,483
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,252
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 977,314